Curian/PIMCO Income Fund Summary - Curian/PIMCO Income Fund	Aug. 04, 2015
Prospectus [Line Items]
Risk [Heading]	The following risk disclosure is added to the sections entitled "Principal Risks of Investing in the Fund" on pages 3, 8, and 13 of the Prospectus:
Risk Narrative [Text Block]

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Redemption Risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs.